Elements of Net Periodic Benefit Cost for DB Pension Plans and Other Benefits Recognized (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current service cost (benefits earned by employees in the year)	135	131	105
Interest cost on benefit obligation	445	452	460
Expected return on fund assets	(746)	(752)	(674)
Recognized net actuarial loss (gain)	267	208	142
Amortization of prior service costs	(58)	2	13
Net periodic benefit cost	43	41	46
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current service cost (benefits earned by employees in the year)	16	19	17
Interest cost on benefit obligation	21	24	26
Expected return on fund assets			(1)
Recognized net actuarial loss (gain)	(11)	3	8
Amortization of prior service costs			(1)
Net periodic benefit cost	26	46	49